Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Loss before income tax expense	¥ (22,424,524)	$ (3,072,147)	¥ (20,458,918)	¥ (14,382,001)
Income tax benefit computed at PRC statutory income tax rate of 25%	(5,606,131)		(5,114,730)	(3,595,500)
Non-deductible expenses	25,426		58,852	23,484
Foreign tax rates differential	621,111		481,318	395,543
Additional 100%/75% tax deduction for qualified research and development expenses	(1,745,145)		(1,432,723)	(750,736)
FDII Deduction				10,356
Tax exempted interest income	(40,535)		(25,017)	(8,847)
US tax credits	(22,657)		(36,746)	(45,446)
Prior year True-ups	321,080		242,392	110,581
Effect of tax rate change				490,855
Others	17		316	(5,154)
Change in valuation allowance	6,424,019		6,087,173	3,450,679
Income tax expense/(benefit)	¥ (22,815)	$ (3,126)	¥ 260,835	¥ 55,103